Assets Held in the Stable Value Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net assets available for benefits per the financial statements	$ 5,551,567,032	$ 4,764,511,072	$ 4,284,457,290
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%
Master Trust
EBP, Master Trust [Line Items]
Fully benefit-responsive synthetic investment contracts - at contract value	$ 345,329,447	$ 348,635,756
Investments, at fair value	359,540,516	358,211,320
Net assets available for benefits per the financial statements	359,246,847	357,875,146
Plan Interest
EBP, Master Trust [Line Items]
Fully benefit-responsive synthetic investment contracts - at contract value	339,064,286	342,660,922
Investments, at fair value	353,017,530	352,072,382
Net assets available for benefits per the financial statements	$ 352,729,189	$ 351,741,970
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%
Common collective trusts - at fair value | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 14,211,069	$ 9,575,564
Common collective trusts - at fair value | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 13,953,244	$ 9,411,460
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%
Cash and pending activity | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ (293,669)	$ (336,174)
Cash and pending activity | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ (288,341)	$ (330,412)
Plan's Interest in Master Trust Balance (%)	98.00%	98.00%